DISCONTINUED OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Accounting Policies [Abstract]
Loss on disposal of real estate	$ 7,000	$ 153,000
Company revenue within the discontinued operations		76,000
Percent interest in Legendary sold			10000.00%
Sale price for interest in Legendary			9,000
Net gain from real estate activities		$ 12,000